Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit/(loss) on ordinary activities after taxation	$ 1,000,000	$ (104,527,000)	$ (62,998,000)
Net finance expense - other	27,906,000	19,569,000	4,759,000
Depreciation and amortization	50,744,000	44,465,000	12,281,000
Amortization of inventory fair value step-up	4,418,000	27,617,000	7,473,000
Loss on disposal of fixed assets	173,000	133,000	43,000
Share based payment expenses	8,341,000	4,729,000	841,000
Non-cash change in fair value of contingent consideration	(18,407,000)	27,827,000	6,740,000
Non-cash contingent value rights(gain)/loss	(41,525,000)	12,004,000	1,511,000
Impairment of intangible asset	0	0	4,670,000
Deferred taxation credit	(9,268,000)	(535,000)	(934,000)
Movements in working capital and other adjustments:
Change in trade and other receivables	(3,543,000)	(7,685,000)	(4,732,000)
Change in trade and other payables	11,758,000	8,909,000	(6,337,000)
Change in provision and other liabilities	(3,292,000)	4,663,000	4,928,000
Change in inventories	(13,288,000)	(10,609,000)	(5,894,000)
Change in non-current assets	523,000	331,000	177,000
Net cash flow from / (used in) operating activities	15,540,000	26,891,000	(37,472,000)
Cash flow from investing activities
Net cash received on acquisition of subsidiary	107,942,000	0	24,985,000
Payments for property, plant and equipment	(729,000)	(1,503,000)	(578,000)
Payments for intangible assets	(816,000)	(963,000)	(74,000)
Deposit interest received	5,000	87,000	92,000
Net cash flow from / (used in) investing activities	106,402,000	(2,379,000)	24,425,000
Cash flow from financing activities
Proceeds from issue of equity instruments, net of expenses	4,701,000	37,927,000	63,009,000
Proceeds from long term debt borrowings, net of debt issue costs	0	0	31,176,000
Repayment of long term debt	(116,629,000)	0	(21,990,000)
Interest paid	(12,283,000)	(10,780,000)	(6,253,000)
Payment of leases	(1,215,000)	(1,119,000)	0
Net cash flow (used in) / from financing activities	(125,426,000)	26,028,000	65,942,000
Exchange differences and other movements	(2,282,000)	1,029,000	3,108,000
Net change in cash and cash equivalents	(5,766,000)	51,569,000	56,003,000
Cash and cash equivalents at beginning of the year	118,798,000	67,229,000	11,226,000
Restricted cash at end of the year	261,000	223,000	2,032,000
Cash at bank available on demand at end of the year	112,771,000	118,575,000	65,197,000
Total cash and cash equivalents at end of the year	$ 113,032,000	$ 118,798,000	$ 67,229,000